COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Commitment	29,573	36,388
Equipment [Member]
Other Commitment	17,417	25,615
Plant and building construction [Member]
Other Commitment	156	8,773
Technology usage right [Member]
Other Commitment	12,000	0
Project of gene modification [Member]
Other Commitment	0	2,000